N-2	12 Months Ended
Mar. 31, 2023 $ / shares
Cover [Abstract]
Entity Central Index Key	0001918642
Amendment Flag	false
Document Type	N-CSR
Entity Registrant Name	StepStone Private Venture & Growth Fund
Financial Highlights [Abstract]
Senior Securities [Table Text Block]

On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). Rule 18f-4 imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treats derivatives as senior securities and requires funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. The Fund is a limited user of derivatives as specified in the rule.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

The Board provides broad oversight over the Fund’s investment program, management and operations and has the right to delegate management responsibilities. StepStone Group Private Wealth LLC (formerly known as StepStone Conversus LLC) serves as the Fund’s investment adviser (“Adviser”). The Adviser oversees the management of the Fund’s day-to-day activities including structuring, governance, distribution, reporting and oversight. StepStone Group LP (“StepStone”) serves as the Fund’s investment sub-adviser (“Sub-Adviser”) and is responsible for the day-to-day management of the Fund’s assets. StepStone Group Private Wealth LLC is a wholly owned subsidiary of StepStone.

The Fund’s investment objective is to achieve long-term capital appreciation by investing in venture capital and growth equity assets, along with other private assets, (“Private Market Assets”) focused on the innovation economy, the most dynamic companies, technologies and sectors identified by StepStone as benefiting from attractive secular trends.

Risk Factors [Table Text Block]

An investment in the Fund involves material risks, including performance risk, liquidity risk, business and financial risk, risks associated with the use of leverage, valuation risk, tax risk and other risks that should be carefully considered prior to investing and investing should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

The Fund offers four separate classes of shares of beneficial interest (“Shares”) designated as Class I Shares, Class D Shares, Class S Shares and Class T Shares. Each class of Shares is subject to different fees and expenses.

The minimum initial investment in Class I Shares by an investor in the Fund is $1.0 million, the minimum initial investment in Class D Shares, Class S Shares and Class T Shares by an investor is $50,000. However, the Fund, in its sole discretion, may accept investments below these minimums, but no lower than $25,000 for any individual investor. Investors purchasing Class S Shares and Class T Shares may be charged a sales load up to a maximum of 3.5% and investors purchasing Class D Shares may be charged a sales load up to a maximum of 1.5%. Investors purchasing Class I Shares are not charged a sales load. The Fund accepts initial and additional purchases of Shares as of the first business day of each calendar month at the Fund’s then-current NAV per share (determined as of the close of business on the last business day of the immediately preceding month).

The following table summarizes the Capital Share transactions for the period November 1, 2022 through March 31, 2023:

	For the Period November 1, 2022 through March 31, 2023
	Shares	Dollar Amounts
Class I	6,167,112	$161,808,088
Class D	25,073	743,000
Class S	1,000	25,000
Class T	1,000	25,000
Increase in Shares and Net Assets	6,194,185	$162,601,088

Beginning no later than the first calendar quarter of 2024, it is expected that the Adviser will recommend to the Board, subject to the Board’s discretion, that the Fund commence a quarterly share repurchase program where the total amount of aggregate repurchases of Shares will be up to 2.5% of the Fund’s outstanding Shares per quarter. Any repurchase of Shares which have been held for less than one year by a Shareholder, as measured through the date of redemption, will be subject to an early repurchase fee equal to 2% of the NAV of the Shares repurchased by the Fund. The Fund has no obligation to repurchase Shares at any time; any such repurchases will only be made at such times, in such amounts and on such terms as may be determined by the Board of Trustees, in its sole discretion.

Class I Shares [Member]
General Description of Registrant [Abstract]
NAV Per Share	$ 30.13
Class D Shares [Member]
General Description of Registrant [Abstract]
NAV Per Share	30.08
Class S Shares [Member]
General Description of Registrant [Abstract]
NAV Per Share	30.08
Class T Shares [Member]
General Description of Registrant [Abstract]
NAV Per Share	$ 30.08